TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2025	2024	2023

Income tax benefit computed based on PRC statutory rate	$(1,544,581)	$(1,637,062)	$(2,171,731)
Effect of rate differential for Hong Kong and other outside PRC entities	187,669	259,654	408,161
Effect of PRC preferential tax rate	253,052	297,975	316,913
Change in valuation allowance	555,535	564,223	872,870
Income tax payable reserved	(436,610)	5,729	(567,342)
Permanent difference	(92,151)	17,881	(83,745)
Refund of prior years’ tax	-	-	(2,575)
Effective tax	$(1,077,086)	$(491,600)	$(1,227,449)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2025	2024	2023

Current income tax expense (benefit)	$(436,610)	$105,641	$(568,854)
Deferred income tax benefit	(640,476)	(597,241)	(658,595)
Total income tax benefit	$(1,077,086)	$(491,600)	$(1,227,449)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Deferred tax assets:
Net operating losses	$5,523,037	$4,307,162
Assets impairment reserve	611,486	533,856
Others	(236,938)	(151,900)
Valuation allowance	(3,354,763)	(2,815,978)
Deferred tax assets, net	$2,542,822	$1,873,140

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Corporate income tax payable	$553,569	$979,098
Other tax payable	13,113	28,384
Total taxes payable	$566,682	$1,007,482